Deferred income - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income
Deferred maintenance and license revenue	€ 48,827	€ 46,948	€ 44,905
Deferred government grants	€ 8,659	€ 7,474	€ 1,102